Share-based payments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020 GBP (£) year	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based awards, performance period	3 years
Share-based awards, expected life after vesting date	6 months
Employee Saveshare Plans
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based awards, exercise period	6 months
Weighted average share price (in GBP per share)	£ 2.03	£ 2.49	£ 3.11
Employee Saveshare Plans | Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based arrangements, term | year	3
Employee Saveshare Plans | Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based arrangements, term | year	5
Employee Saveshare Plans | Five Year Plans
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of discount set to market price	20.00%
Employee Saveshare Plans | Three Year Plans
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of discount set to market price	10.00%
Yourshare
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Award amount per employee	£ 500
Vesting period	3 years
Incentive Share Plan (ISP)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment arrangements, entitlement period	3 years
Percentage of each award linked to total shareholder return	40.00%
Percentage of each award linked to three-year cumulative free cash flow measure	40.00%
Cumulative period for free cash flow measure	3 years
Percentage of growth in underlying revenue excluding transit	20.00%
Deferred Bonus Plan (DBP)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based arrangements, term | year	3
Weighted average share price (in GBP per share)	£ 1.95	2.09	2.82
RSP
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price (in GBP per share)	£ 1.77	£ 2.17	£ 2.82